Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest and similar income	R$ 126,232,328	R$ 147,700,375	R$ 127,048,252
Interest and similar expenses	(75,589,415)	(91,037,386)	(71,412,210)
Net interest income	50,642,913	56,662,989	55,636,042
Fee and commission income	22,748,828	20,341,087	17,856,873
Fee and commission expenses	0	(36)	(36,203)
Net fee and commission income	22,748,828	20,341,051	17,820,670
Net gains/(losses) on financial instruments classified as held for trading	9,623,108	16,402,770	(8,252,055)
Net gains/(losses) on financial instruments classified as available for sale	570,358	(1,341,400)	(671,810)
Losses on investments held-to-maturity	(54,520)	0	0
Net gains/(losses) on foreign currency transactions	1,422,957	150,757	(3,523,095)
Net income from insurance and pension plans	6,239,990	4,155,763	5,497,505
Other operating income	17,801,893	19,367,890	(6,949,455)
Impairment of loans and advances	(16,860,835)	(15,350,278)	(14,721,152)
Personnel expenses	(20,723,265)	(17,003,783)	(14,058,047)
Other administrative expenses	(16,882,461)	(16,149,563)	(13,721,970)
Depreciation and amortization	(4,568,568)	(3,658,413)	(2,942,003)
Other operating income/(expenses)	(10,133,357)	(14,004,162)	(12,988,553)
Other operating expense	(69,168,486)	(66,166,199)	(58,431,725)
Income before income taxes and share of profit of associates and joint ventures	22,025,148	30,205,731	8,075,532
Equity in net income of associates	1,718,411	1,699,725	1,528,051
Income before income taxes	23,743,559	31,905,456	9,603,583
Income tax and social contribution	(6,428,956)	(13,912,730)	8,634,322
Net income for the year	17,314,603	17,992,726	18,237,905
Attributable to shareholders:
Controlling shareholders	17,089,364	17,894,249	18,132,906
Non-controlling interest	R$ 225,239	R$ 98,477	R$ 104,999
Common shares
Basic and diluted income per share based on the weighted average number of shares attributable to shareholders (expressed in R$ per share):
- Earnings per	R$ 2.67	R$ 2.80	R$ 2.84
Preferred shares
Basic and diluted income per share based on the weighted average number of shares attributable to shareholders (expressed in R$ per share):
- Earnings per	R$ 2.94	R$ 3.08	R$ 3.12